Loss Per Share (Details) - Schedule of Computation of Basic and Diluted Net Loss Per Share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Schedule of Computation of Basic and Diluted Net Loss Per Share [Abstract]
Net loss attributable to common stockholders – basic and diluted	$ (10,599)	$ (10,327)	$ (14,053)	$ (19,556)
Weighted average number of common stock – basic and diluted	37,633,267	34,557,480	35,612,677	34,557,480
Net loss per common stock – basic and diluted	$ (0.28)	$ (0.3)	$ (0.39)	$ (0.57)